Alliance
Municipal
Trust
--North Carolina Portfolio

                           Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 2002
(unaudited)

STATEMENT OF NET ASSETS                               Alliance Municipal Trust -
December 31, 2002 (unaudited)                           North Carolina Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (a)                          Yield         Value
--------------------------------------------------------------------------------
            MUNICIPAL
            BONDS - 72.6%
            NORTH
            CAROLINA - 64.1%
            Cary GO
$      200  3/01/03..........................      1.52%    $   200,858
            Charlotte GO
            Series D
       300  7/01/03..........................      1.40         302,338
            City of Durham
            Water & Sewer Revenue
            (Utility Systems Revenue)
            Series 94
       265  12/01/15 (b).....................      1.65         265,000
            Duplin County AMBAC
            COP
            Series 02
       300  9/01/03..........................      1.52         301,922
            Johnston County IDA
            (Mebane Packaging Corp.)
            AMT
       271  6/01/03..........................      1.65         270,848
            North Carolina
            Educational Facilities
            Financial Agency
            (Cardinal Gibbons
            High School)
            Series 99
       230  8/01/14 (b)......................      1.55         230,000
            North Carolina Medical
            Care Commission
            (Hospital Revenue
            NorthEast Medical Center)
            Series 02B
       180  11/01/32 (b).....................      1.50         180,000
            North Carolina Medical
            Care Commission
            Retirement Facilities
            Revenue
            (Aldersgate Project)
            Series 01
       260  1/01/31 (b)......................      1.70         260,000
            North Carolina Medical
            Care Commission
            Retirement Facilities
            Revenue
            (First Mtg-Brookwood
            Project)
            Series 01C
       225  1/01/07 (b)......................      1.70         225,000
            North Carolina
            State GO
            (Clean Water) Series A
       105  6/01/03..........................      1.30         105,300
            North Carolina
            State GO
            (Public Improvement)
            Series 02E
       160  5/01/21 (b)......................      1.50         160,000
            Raleigh Durham
            Airport Authority
            (Airport Revenue Bond)
            FGIC Series 02 AMT
       265  11/01/17 (b).....................      1.60         265,000
            Randolph County
            IDR PCR
            (Wellmark, Inc. Project)
            Series 01 AMT
       250  2/01/16 (b)......................      1.70         250,000
            University of North
            Carolina Chapel Hill
            (UNC Hospital at
            Chapel Hill)
            Series 01B
       200  2/15/31 (b)......................      1.75         200,000
            Winston Salem
            (Water & Sewer
            Systems Revenue)
            Series C
       100  6/01/28 (b)......................      1.55         100,000
            Winston Salem COP
            (Risk Acceptance Mgmt
            Corp)
       250  7/01/09 (b)......................      1.60         250,000
                                                            -----------
                                                              3,566,266
                                                            -----------
            PUERTO RICO - 8.5%
            Puerto Rico
            Commonwealth
            (Tax & Revenue
            Antic Notes)
            Series 02
       325  7/30/03..........................      1.48         326,882
            Puerto Rico Highway &
            Transportation
            Series 98A AMBAC
       145  7/01/28 (b)......................      1.50         145,000
                                                            -----------
                                                                471,882
                                                            -----------

                                                      Alliance Municipal Trust -
STATEMENT OF NET ASSETS (continued)                     North Carolina Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (a)                          Yield         Value
--------------------------------------------------------------------------------
            Total Municipal Bonds
            (amortized cost
            $4,038,148)......................               $ 4,038,148
                                                            -----------
            COMMERCIAL
            PAPER - 27.0%
            COLORADO - 5.4%
            Denver Airport
            (Sys Subordinated
            Rev Bonds)
            Series 97A AMT
$      300  1/17/03..........................      1.35%        300,000
                                                            -----------
            FLORIDA - 10.8%
            Indian River
            (Hospital Dist.)
            Series 90
       300  1/10/03..........................      1.40         300,000
            Miami-Dade Aviation
            (Miami International
            Airport)
            Series A AMT
       300  2/11/03..........................      1.30         300,000
                                                            -----------
                                                                600,000
                                                            -----------

            NORTH
            CAROLINA - 10.8%
            Board of Governors
            (UNC at Chapel Hill)
            (North Carolina State
            at Raleigh)
       300  3/12/03..........................      1.10         300,000
            Board of Governors
            (UNC at Chapel Hill)
            (North Carolina State
            at Raleigh)
       300  3/12/03..........................      1.30         300,000
                                                            -----------
                                                                600,000
                                                            -----------
            Total Commercial Paper
            (amortized cost
            $1,500,000)......................                 1,500,000
                                                            -----------
            TOTAL
            INVESTMENTS - 99.6%
            (amortized cost
            $5,538,148)......................                 5,538,148
            Other assets less
            liabilities - 0.4%...............                    21,849
                                                            -----------
            NET ASSETS - 100%
            (offering and redemption
            price of $1.00 per share;
            5,559,997 shares
            outstanding).....................               $ 5,559,997
                                                            ===========

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC  -   American Municipal Bond Assurance Corporation
      AMT    -   Alternative Minimum Tax
      COP    -   Certificate of Participation
      FGIC   -   Financial Guaranty Insurance Company
      GO     -   General Obligation
      IDA    -   Industrial Development Authority
      IDR    -   Industrial Development Revenue
      PCR    -   Pollution Control Revenue

      See notes to financial statements.

STATEMENT OF OPERATIONS                               Alliance Municipal Trust -
Six Months Ended December 31, 2002 (unaudited)          North Carolina Portfolio
================================================================================

INVESTMENT INCOME
   Interest ...................................................                        $    50,313
EXPENSES
   Advisory fee (Note B) ......................................      $    17,400
   Distribution assistance and administrative service (Note C)            61,775
   Custodian fees .............................................           35,533
   Audit and legal fees .......................................           10,178
   Transfer agency (Note B) ...................................            9,805
   Printing ...................................................            4,994
   Trustees' fees .............................................              925
   Miscellaneous ..............................................              895
                                                                     -----------
   Total expenses .............................................          141,505
   Less: expenses waived and reimbursed by Adviser (Note B & C)         (106,705)
                                                                     -----------
   Net expenses ...............................................                             34,800
                                                                                       -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ....................                        $    15,513
                                                                                       ===========



STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                   Six Months Ended     Year Ended
                                                                   December 31, 2002     June 30,
                                                                      (unaudited)          2002
                                                                   =================   ===========
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ......................................      $    15,513       $    55,381
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income ......................................          (15,513)          (55,381)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (decrease) (Note E) ...........................       (1,454,858)          898,591
                                                                     -----------       -----------
   Total increase (decrease) ..................................       (1,454,858)          898,591
NET ASSETS
   Beginning of period ........................................        7,014,855         6,116,264
                                                                     -----------       -----------
   End of period ..............................................      $ 5,559,997       $ 7,014,855
                                                                     ===========       ===========

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                         Alliance Municipal Trust -
December 31, 2002 (unaudited)                           North Carolina Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio (the "Portfolio"). The Portfolio commenced operations on May 7, 2001. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2002, the reimbursement amounted to $57,205.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $9,000 for the six months ended December 31, 2002.

For the six months ended December 31, 2002, the Portfolio had no expense offset arrangement with AGIS.

                                                      Alliance Municipal Trust -
                                                        North Carolina Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2002, the distribution fee amounted to $8,700. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services. For the six months ended December 31, 2002, such payments by the Portfolio amounted to $3,575. The Portfolio may also reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2002, the Adviser waived such reimbursement amounting to $49,500.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders

At December 31, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. For tax purposes at June 30, 2002, the Portfolio had undistributed tax exempt income of $34,996. Dividends paid from net investment income for the year ended June 30, 2002, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. On December 31, 2002, capital paid-in aggregated $5,559,997. Transactions, all at $1.00 per share, were as follows:

                                              Six Months Ended     Year Ended
                                              December 31, 2002      June 30,
                                                 (unaudited)           2002
                                              =================    ===========
Shares sold ...............................        8,574,900        13,329,154
Shares issued on reinvestments of dividends           15,513            55,381
Shares redeemed ...........................      (10,045,271)      (12,485,944)
                                                 -----------       -----------
Net increase (decrease) ...................       (1,454,858)          898,591
                                                 ===========       ===========

                                                      Alliance Municipal Trust -
FINANCIAL HIGHLIGHTS                                    North Carolina Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                          Six Months Ended         Year Ended       May 7, 2001 (a)
                                                          December 31, 2002         June 30,              to
                                                             (unaudited)              2002           June 30, 2001
                                                          =================        ==========       ===============
Net asset value, beginning of period ...............        $     1.00             $     1.00          $     1.00
                                                            ----------             ----------          ----------
Income From Investment Operations
Net investment income (b) ..........................              .002                   .008                .003
                                                            ----------             ----------          ----------
Less: Dividends
Dividends from net investment income ...............             (.002)                 (.008)              (.003)
                                                            ----------             ----------          ----------
Net asset value, end of period .....................        $     1.00             $     1.00          $     1.00
                                                            ==========             ==========          ==========
Total Return
Total investment return based on net asset value (c)               .23%                  0.79%               0.30%

Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..........        $    5,560             $    7,015          $    6,116
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .....              1.00%(d)               1.00%               1.00%(d)
   Expenses, before waivers and reimbursements .....              4.08%(d)               4.38%               4.17%(d)
Net investment income (b) ..........................               .45%(d)                .81%               1.99%(d)

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

                                                      Alliance Municipal Trust -
                                                        North Carolina Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Susan L. Matteson, President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

Alliance Municipal Trust - North Carolina Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

Option |1|  Option |2|

Fund Code |1| |2| |0| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTNCSR1202